Contracted concessional assets (Tables)	12 Months Ended
Dec. 31, 2017
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
a)	The following table shows the movements of contracted concessional assets included in the heading “Contracted Concessional assets” for 2017:

Cost

Total as of January 1, 2017	10,067,596
Additions	15,426
Subtractions	(42,500)
Translation differences	593,247
Total as of December 31, 2017	10,633,769

Accumulated amortization

Total as of January 1, 2017	(1,143,324)
Additions	(309,846)
Translation differences	(96,329)
Total accum. amort. as of December 31, 2017	(1,549,499)
Net balance at December 31, 2017	9,084,270

b)	The following table shows the movements of contracted concessional assets included in the heading “Contracted Concessional assets” for 2016:

Cost

Total as of January 1, 2016	10,126,023
Additions	6,346
Translation differences	(68,199)
Change in the scope of the consolidated financial statements	5,876
Reclassification and other movements	(2,450)

Total as of December 31, 2016	10,067,596

Accumulated amortization

Total as of January 1, 2016	(825,126)
Additions	(332,925)
Change in the scope of the consolidated financial statements	(2,381)
Translation differences	17,108
Total accum. amort. as of December 31, 2016	(1,143,324)
Net balance at December 31, 2016	8,924,272